Document and Entity Information	Oct. 28, 2025
Cover [Abstract]
Entity Registrant Name	VALERO ENERGY CORP/TX
Amendment Flag	false
Entity Central Index Key	0001035002
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-13175
Entity Tax Identification Number	74-1828067
Entity Address, Address Line One	One Valero Way
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78249
City Area Code	(210)
Local Phone Number	345-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false